Fair value measurements - Fair value on a recurring basis - Significant observable inputs (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivative [Line Items]
Interest rate swaps - asset position	$ 0	$ 91
Interest rate swaps - liability position	86	0
Interest Rate Swaps
Derivative [Line Items]
Interest rate swaps - asset position	0	91
Interest rate swaps - liability position	$ 728	$ 0